SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Property, Plant and Equipment) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, plant and equipment
Interest expense capitalized	$ 1,960,259		$ 7,245,747
Depreciation of property, plant and equipment	28,007,943	52,250,595	37,371,791
Net (loss) income	16,649,176	(221,090,508)	(115,637,415)
Basic income per share	$ 0.08	$ (0.41)	$ (0.64)
Service Life [Member]
Property, plant and equipment
Depreciation of property, plant and equipment	(18,700,000)
Net (loss) income	$ 18,700,000
Basic income per share	$ 0.09
Buildings and plant [Member]
Property, plant and equipment
Estimated useful lives	30 years	20 years
Machinery and equipment [Member]
Property, plant and equipment
Estimated useful lives	15 years	10 years
Furniture, fixtures and equipment [Member] | Minimum [Member]
Property, plant and equipment
Estimated useful lives	3 years
Furniture, fixtures and equipment [Member] | Maximum [Member]
Property, plant and equipment
Estimated useful lives	5 years
Motor vehicles [Member]
Property, plant and equipment
Estimated useful lives	6 years